Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
M&A expenses			(11.40%)
Change in valuation allowance			(60.28%)	13.35%
Income tax provision			(50.68%)	34.35%